Offerings	May 08, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock
Amount Registered | shares	51,825,904
Proposed Maximum Offering Price per Unit	15.47
Maximum Aggregate Offering Price	$ 801,746,734.88
Fee Rate	0.01381%
Amount of Registration Fee	$ 110,721.22
Offering Note	(1) Consists of (i) up to 23,446,646 shares of Class A Common Stock, par value $0.0001 ("Class A Common Stock"), of Suncrete, Inc. (the "Company") held by certain selling holders identified in this registration statement (collectively, the "Selling Holders"), (ii) up to 23,714,609 shares of Class A Common Stock issuable upon the conversion of 23,714,609 shares of Class B Common Stock, par value $0.0001 per share, of the Company, held by certain Selling Holders (iii) up to 2,525,094 shares of Class A Common Stock underlying pre-funded warrants to purchase 2,525,094 shares of Class A Common Stock held by certain Selling Holders (iv) up to 1,444,445 shares of Class A Common Stock issuable upon the conversion of Series A Convertible Perpetual Preferred Stock, par value $0.0001 per share, of the Company, held by certain Selling Holders and (v) up to 695,110 shares of Class A Common Stock issuable upon the exchange of Class B common stock, par value $0.0001 per share, of Suncrete Intermediate, Inc. held by certain Selling Holders. (2) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act, based on the average of the high ($16.55) and low ($14.39) prices of the shares of Class A Common Stock on The Nasdaq Global Market on May 6, 2026 (such date being within five business days of the date that this registration statement was first filed with the SEC).
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants exercisable for Class A Common Stock
Amount Registered | shares	473,800
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(3) Represents 473,800 warrants of the Company (the "Warrants") held by certain Selling Holders, with each Warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50. (4) No additional registration fee is payable pursuant to Rule 457(i) under the Securities Act of 1933, as amended (the "Securities Act").
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock underlying the Warrants
Amount Registered | shares	473,800
Proposed Maximum Offering Price per Unit	14.56
Maximum Aggregate Offering Price	$ 6,898,528.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 952.69
Offering Note	(5) Represents 473,800 shares of Class A Common Stock issuable upon the exercise of the Warrants. (6) Pursuant to Rule 457(i) promulgated under the Securities Act and solely for the purpose of calculating the registration fee, the proposed maximum aggregate offering price is based on the sum of (i) $3.06, the price of each public warrant of Haymaker Acquisition Corp. 4 on the New York Stock Exchange as of April 8, 2026, immediately prior to the closing of the Company's business combination, and (ii) $11.50, the exercise price of the Warrants, resulting in a combined proposed offering price per Warrant of $14.56. Consistent with the response to Question 240.06 of the Securities Act Rules Corporation Finance Interpretations, the registration fee with respect to the Warrants has been allocated to the Class A Common Stock underlying the Warrants and included in the registration fee.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock underlying the Warrants
Amount Registered | shares	473,800
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(4) No additional registration fee is payable pursuant to Rule 457(i) under the Securities Act of 1933, as amended (the "Securities Act"). (5) Represents 473,800 shares of Class A Common Stock issuable upon the exercise of the Warrants.